Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Annual Obligations Under Operating Lease Commitments

As of December 31, 2013, future minimum annual obligations under all non-cancellable operating lease commitments, including the facility lease described above are as follows (in thousands):

2014	$471
2015	473
2016	487
2017	82

Total	$1,513

Summary of Costs Recognized Under License Agreements and Other Non-Cancellable Royalty and Milestone Obligations

The following table summarizes costs recognized, in research and development, under the Company’s license agreements and other non-cancellable royalty and milestone obligations (in thousands):

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2013	2013	2014
			(unaudited)
License and other fees	$25	$250	$44	$19
Milestone fees	—	1,100	100	—

Total license and related fees	$25	$1,350	$144	$19

Schedule of Additional Milestone Payments

The Company may be obligated to make additional milestone payments under these agreements as follows (in thousands, except share data):

	Shares of Common Stock	Cash Payments
Development	1,066	$3,235
Regulatory	1,066	12,670
Commercialization	—	1,000

Total	2,132	$16,905